BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Shares
Shares Value
Common Stocks — 97.1%
Aerospace & Defense — 1.4%
Curtiss-Wright Corp. ................. 1,993 $ 236,370
HEICO Corp. ..................... 270 33,966
L3Harris Technologies, Inc. ............ 1,200 243,216
Lockheed Martin Corp. ............... 1,064 393,148
Mercury Systems, Inc.
(a)
.............. 1,041 73,546
Northrop Grumman Corp.
(b)
............ 473 153,082
Raytheon Technologies Corp. .......... 2,727 210,715
1,344,043
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc. .......... 854 81,497
Expeditors International of Washington, Inc. . 5,619 605,110
686,607
Airlines — 0.3%
(a)
American Airlines Group, Inc. ........... 482 11,520
Copa Holdings SA, Class A ............ 161 13,007
Delta Air Lines, Inc. ................. 3,289 158,793
United Airlines Holdings, Inc. ........... 2,062 118,647
301,967
Auto Components — 0.8%
Aptiv plc
(a)
........................ 2,294 316,343
BorgWarner, Inc. ................... 9,797 454,189
770,532
Banks — 8.3%
Bank of America Corp. ............... 26,607 1,029,425
Bank of Hawaii Corp. ................ 1,099 98,349
Citigroup, Inc. ..................... 10,602 771,295
Comerica, Inc. ..................... 4,510 323,547
First Horizon National Corp. ............ 19,458 329,035
JPMorgan Chase & Co. .............. 16,224 2,469,780
Pinnacle Financial Partners, Inc. ......... 4,073 361,112
Regions Financial Corp. .............. 5,077 104,891
Signature Bank .................... 1,389 314,053
SVB Financial Group
(a)
............... 533 263,121
Truist Financial Corp. ................ 9,453 551,299
US Bancorp ...................... 3,149 174,171
Wells Fargo & Co. .................. 27,994 1,093,726
Wintrust Financial Corp.
(b)
............. 2,107 159,711
8,043,515
Beverages — 1.8%
Brown-Forman Corp., Class A .......... 600 38,202
Brown-Forman Corp., Class B .......... 2,380 164,148
Coca-Cola Co. (The)
(b)
............... 14,944 787,698
Molson Coors Beverage Co., Class B
(a)(b)
... 3,798 194,268
PepsiCo, Inc. ..................... 3,706 524,214
1,708,530
Biotechnology — 1.9%
AbbVie, Inc. ...................... 2,210 239,166
Alexion Pharmaceuticals, Inc.
(a)
......... 137 20,949
Amgen, Inc. ...................... 56 13,933
Biogen, Inc.
(a)
..................... 552 154,422
Gilead Sciences, Inc. ................ 21,888 1,414,621
Vertex Pharmaceuticals, Inc.
(a)
.......... 57 12,249
1,855,340
Building Products — 1.6%
Allegion plc ....................... 2,309 290,056
AO Smith Corp. .................... 885 59,835
Carrier Global Corp. ................. 380 16,044
Lennox International, Inc. ............. 1,531 477,044
Security
Shares
Shares Value
Building Products (continued)
Trane Technologies plc ............... 4,078 $ 675,154
1,518,133
Capital Markets — 4.7%
Ameriprise Financial, Inc. ............. 1,145 266,155
Bank of New York Mellon Corp. (The) ..... 13,363 631,936
Charles Schwab Corp. (The) ........... 9,417 613,800
CME Group, Inc. ................... 2,450 500,364
Invesco Ltd. ...................... 15,659 394,920
Morgan Stanley .................... 20,280 1,574,945
State Street Corp. .................. 3,181 267,236
T. Rowe Price Group, Inc. ............. 1,734 297,554
4,546,910
Chemicals — 2.9%
Ecolab, Inc. ...................... 3,258 697,440
FMC Corp. ....................... 3,787 418,880
Linde plc ........................ 1,923 538,709
LyondellBasell Industries NV, Class A ..... 991 103,114
Mosaic Co. (The) ................... 4,131 130,581
PPG Industries, Inc. ................. 6,204 932,213
2,820,937
Commercial Services & Supplies — 0.8%
Cintas Corp. ...................... 314 107,172
Copart , Inc.
(a)
..................... 3,348 363,626
IAA, Inc.
(a)
........................ 6,421 354,054
824,852
Communications Equipment — 1.4%
Cisco Systems, Inc. ................. 25,412 1,314,055
Construction & Engineering — 0.5%
EMCOR Group, Inc. ................. 2,006 224,993
MasTec , Inc.
(a)
..................... 1,127 105,600
Quanta Services, Inc. ................ 1,711 150,534
Valmont Industries, Inc. ............... 84 19,964
501,091
Construction Materials — 0.1%
Vulcan Materials Co. ................ 682 115,088
Consumer Finance — 1.8%
Ally Financial, Inc. .................. 14,645 662,100
American Express Co. ............... 7,342 1,038,453
Santander Consumer USA Holdings, Inc. ... 952 25,761
1,726,314
Containers & Packaging — 0.4%
Amcor plc ........................ 3,169 37,014
AptarGroup, Inc. ................... 1,334 188,988
Crown Holdings, Inc. ................ 1,766 171,372
397,374
Distributors — 0.2%
LKQ Corp.
(a)
...................... 2,283 96,639
Pool Corp. ....................... 379 130,846
227,485
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions, Inc.
(a)
.... 1,943 333,127
Graham Holdings Co., Class B .......... 278 156,358
H&R Block, Inc. .................... 6,096 132,893
Terminix Global Holdings, Inc.
(a)
......... 3,846 183,339
805,717

BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B
(a)
...... 5,203 $ 1,329,210
Voya Financial, Inc.
(b)
................ 12,125 771,635
2,100,845
Diversified Telecommunication Services — 1.9%
AT&T, Inc. ........................ 35,373 1,070,741
Verizon Communications, Inc. .......... 12,974 754,438
1,825,179
Electric Utilities — 2.4%
Alliant Energy Corp. ................. 2,105 114,007
Avangrid , Inc. ..................... 1,818 90,555
Eversource Energy ................. 4,489 388,702
IDACORP, Inc. .................... 3,038 303,709
NextEra Energy, Inc. ................ 10,186 770,163
Pinnacle West Capital Corp. ........... 3,671 298,636
Xcel Energy, Inc. ................... 5,115 340,199
2,305,971
Electrical Equipment — 0.3%
Acuity Brands, Inc. .................. 250 41,250
Hubbell, Inc. ...................... 973 181,844
Rockwell Automation, Inc.
(b)
............ 253 67,156
290,250
Electronic Equipment, Instruments & Components — 0.5%
Flex Ltd.
(a)
........................ 8,156 149,336
Itron , Inc.
(a)
....................... 2,533 224,550
National Instruments Corp. ............ 2,322 100,276
Vontier Corp.
(a)
.................... 1,762 53,336
527,498
Energy Equipment & Services — 1.3%
Schlumberger NV .................. 40,339 1,096,817
TechnipFMC plc
(a)
.................. 23,883 184,377
1,281,194
Entertainment — 1.8%
(a)
Lions Gate Entertainment Corp., Class B ... 2,550 32,895
Walt Disney Co. (The) ............... 8,919 1,645,734
Zynga, Inc., Class A ................. 10,776 110,023
1,788,652
Equity Real Estate Investment Trusts (REITs) — 2.9%
Boston Properties, Inc. ............... 1,685 170,623
Brixmor Property Group, Inc. ........... 10,349 209,360
Camden Property Trust ............... 202 22,202
Douglas Emmett, Inc. ................ 1,367 42,924
Equinix , Inc. ...................... 635 431,539
Equity Residential .................. 3,190 228,500
Federal Realty Investment Trust ......... 131 13,290
Kilroy Realty Corp. .................. 7,161 469,976
Macerich Co. (The) ................. 2,607 30,502
Prologis, Inc. ...................... 9,211 976,366
Regency Centers Corp. .............. 3,031 171,888
Simon Property Group, Inc. ............ 153 17,407
2,784,577
Food & Staples Retailing — 1.8%
Costco Wholesale Corp. .............. 3,176 1,119,477
Walgreens Boots Alliance, Inc. .......... 1,159 63,629
Walmart, Inc. ...................... 4,270 579,994
1,763,100
Food Products — 2.5%
Bunge Ltd. ....................... 1,940 153,784
General Mills, Inc. .................. 13,627 835,608
Hershey Co. (The) .................. 4,541 718,204
JM Smucker Co. (The)
(b)
.............. 1,759 222,566
Security
Shares
Shares Value
Food Products (continued)
Kellogg Co. ....................... 3,392 $ 214,713
McCormick & Co., Inc. (Non-Voting) ...... 2,824 251,788
Mondelez International, Inc., Class A ...... 1,207 70,646
2,467,309
Gas Utilities — 0.3%
Atmos Energy Corp. ................. 1,680 166,068
UGI Corp. ........................ 2,694 110,481
276,549
Health Care Equipment & Supplies — 2.6%
Align Technology, Inc.
(a)
............... 537 290,802
Becton Dickinson and Co. ............. 414 100,664
Danaher Corp. .................... 1,576 354,726
Dentsply Sirona, Inc. ................ 828 52,835
DexCom , Inc.
(a)(b)
................... 110 39,533
Edwards Lifesciences Corp.
(a)
.......... 2,991 250,167
Envista Holdings Corp.
(a)
.............. 4,063 165,770
Hill-Rom Holdings, Inc. ............... 1,668 184,281
Hologic , Inc.
(a)
..................... 685 50,950
IDEXX Laboratories, Inc.
(a)
............. 395 193,277
Medtronic plc ..................... 6,498 767,609
Stryker Corp. ..................... 443 107,906
2,558,520
Health Care Providers & Services — 2.8%
AmerisourceBergen Corp. ............. 2,870 338,861
Anthem, Inc. ...................... 1,351 484,941
Cardinal Health, Inc. ................. 3,400 206,550
Centene Corp.
(a)
................... 300 19,173
Cigna Corp.
(b)
..................... 1,899 459,064
CVS Health Corp. .................. 2,571 193,416
Henry Schein, Inc.
(a)
................. 5,461 378,120
Humana, Inc. ..................... 264 110,682
McKesson Corp. ................... 2,791 544,357
2,735,164
Health Care Technology — 0.1%
Cerner Corp. ...................... 1,423 102,285
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A
(a)
................ 394 74,048
Aramark ......................... 1,389 52,477
Chipotle Mexican Grill, Inc.
(a)
........... 53 75,304
Darden Restaurants, Inc. ............. 135 19,170
McDonald's Corp. .................. 2,588 580,074
MGM Resorts International ............ 3,573 135,738
Rush Street Interactive, Inc.
(a)
.......... 1,218 19,902
Six Flags Entertainment Corp.
(a)
......... 2,403 111,667
Travel + Leisure Co. ................. 6,797 415,705
Vail Resorts, Inc.
(a)
.................. 284 82,832
Wendy's Co. (The) .................. 6,986 141,536
Wyndham Hotels & Resorts, Inc. ........ 2,290 159,796
Wynn Resorts Ltd.
(a)
................. 1,356 170,002
2,038,251
Household Durables — 0.7%
DR Horton, Inc. .................... 2,707 241,248
iRobot Corp.
(a)
..................... 578 70,620
KB Home ........................ 4,656 216,644
PulteGroup, Inc. ................... 3,000 157,320
Whirlpool Corp. .................... 138 30,408
716,240
Household Products — 1.0%
Colgate-Palmolive Co. ............... 12,618 994,677

BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.2%
Sunnova Energy International, Inc.
(a)
...... 3,979 $ 162,423
Industrial Conglomerates — 2.2%
Honeywell International, Inc. ........... 8,308 1,803,418
Roper Technologies, Inc. .............. 707 285,161
2,088,579
Insurance — 3.7%
Aflac, Inc. ........................ 5,526 282,821
Allstate Corp. (The) ................. 3,182 365,612
Arch Capital Group Ltd.
(a)
............. 3,695 141,777
Athene Holding Ltd., Class A
(a)
.......... 8,557 431,273
Brighthouse Financial, Inc.
(a)
........... 1,077 47,657
First American Financial Corp. .......... 6,009 340,410
Hanover Insurance Group, Inc. (The) ..... 466 60,328
Marsh & McLennan Cos., Inc. .......... 2,418 294,512
MetLife, Inc. ...................... 10,499 638,234
Progressive Corp. (The) .............. 731 69,891
Reinsurance Group of America, Inc. ...... 625 78,781
Travelers Cos., Inc. (The) ............. 4,585 689,584
Willis Towers Watson plc .............. 645 147,628
3,588,508
Interactive Media & Services — 2.4%
(a)
Alphabet, Inc., Class A ............... 698 1,439,639
Alphabet, Inc., Class C ............... 325 672,305
Twitter, Inc. ....................... 4,212 268,009
2,379,953
Internet & Direct Marketing Retail — 0.0%
eBay, Inc. ........................ 465 28,477
IT Services — 2.1%
Accenture plc, Class A ............... 2,866 791,733
Automatic Data Processing, Inc. ......... 1,609 303,248
DXC Technology Co.
(a)
............... 1,394 43,577
Fidelity National Information Services, Inc. .. 1,889 265,612
Fiserv, Inc.
(a)
...................... 3,208 381,880
Visa, Inc., Class A .................. 1,273 269,532
2,055,582
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc. ............. 2,355 299,415
Bruker Corp. ...................... 606 38,953
338,368
Machinery — 4.1%
AGCO Corp. ...................... 1,036 148,822
Caterpillar, Inc. .................... 488 113,153
Cummins, Inc. ..................... 666 172,567
Deere & Co.
(b)
..................... 3,301 1,235,036
Flowserve Corp. ................... 320 12,419
Fortive Corp. ...................... 6,378 450,542
Illinois Tool Works, Inc. ............... 252 55,823
Oshkosh Corp. .................... 4,964 589,028
PACCAR, Inc. ..................... 687 63,836
Snap-on, Inc. ..................... 1,682 388,105
Timken Co. (The) ................... 710 57,631
Xylem, Inc. ....................... 6,830 718,379
4,005,341
Media — 1.8%
Altice USA, Inc., Class A
(a)
............. 366 11,906
Comcast Corp., Class A .............. 17,787 962,455
Discovery, Inc., Class A
(a)
............. 3,489 151,632
Discovery, Inc., Class C
(a)
............. 1,604 59,171
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
366 16,133
Nexstar Media Group, Inc., Class A ....... 213 29,912
Security
Shares
Shares Value
Media (continued)
Omnicom Group, Inc. ................ 2,905 $ 215,406
Sirius XM Holdings, Inc. .............. 39,005 237,540
TEGNA, Inc. ...................... 2,873 54,099
1,738,254
Metals & Mining — 0.6%
Newmont Corp. .................... 182 10,969
Reliance Steel & Aluminum Co. ......... 3,463 527,380
Steel Dynamics, Inc. ................. 1,193 60,557
598,906
Multiline Retail — 1.3%
Kohl's Corp. ...................... 1,026 61,160
Nordstrom, Inc.
(a)
................... 8,998 340,754
Target Corp. ...................... 4,496 890,523
1,292,437
Multi-Utilities — 1.7%
Ameren Corp. ..................... 2,657 216,173
CMS Energy Corp. .................. 3,712 227,249
Consolidated Edison, Inc. ............. 16,207 1,212,284
1,655,706
Oil, Gas & Consumable Fuels — 3.9%
Chesapeake Energy Corp.
(a)(b)
.......... 925 40,136
Chevron Corp. ..................... 10,740 1,125,445
Cimarex Energy Co. ................. 1,370 81,364
Continental Resources, Inc.
(a)(b)
......... 604 15,626
Devon Energy Corp. ................. 2,020 44,137
Diamondback Energy, Inc. ............. 635 46,666
EOG Resources, Inc. ................ 6,531 473,693
EQT Corp.
(a)
...................... 2,405 44,685
Exxon Mobil Corp. .................. 4,381 244,591
Hess Corp. ....................... 2,716 192,184
Kinder Morgan, Inc. ................. 14,979 249,400
Murphy Oil Corp.
(b)
.................. 1,838 30,162
Phillips 66 ........................ 11,106 905,583
Valero Energy Corp. ................. 3,781 270,720
3,764,392
Personal Products — 0.1%
Coty, Inc., Class A
(a)
................. 9,620 86,676
Pharmaceuticals — 3.9%
Bristol-Myers Squibb Co. .............. 12,081 762,674
Catalent , Inc.
(a)
.................... 816 85,933
Johnson & Johnson ................. 11,478 1,886,409
Merck & Co., Inc. ................... 224 17,268
Pfizer, Inc. ....................... 27,690 1,003,209
3,755,493
Professional Services — 0.6%
Dun & Bradstreet Holdings, Inc.
(a)
........ 719 17,120
Equifax, Inc. ...................... 464 84,044
IHS Markit Ltd. .................... 2,508 242,724
ManpowerGroup , Inc. ................ 1,100 108,790
Robert Half International, Inc. ........... 1,527 119,213
571,891
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A
(a)
........... 7,849 620,934
Road & Rail — 1.0%
CSX Corp. ....................... 4,423 426,466
Landstar System, Inc. ................ 413 68,170
Ryder System, Inc. .................. 4,609 348,671
Schneider National, Inc., Class B ........ 4,517 112,789
956,096

BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 2.9%
Advanced Micro Devices, Inc.
(a)
......... 280 $ 21,980
Allegro MicroSystems , Inc.
(a)
........... 1,718 43,551
Analog Devices, Inc. ................. 725 112,433
Applied Materials, Inc. ............... 2,695 360,052
Intel Corp. ....................... 27,309 1,747,776
Lam Research Corp. ................ 266 158,334
QUALCOMM, Inc. .................. 2,918 386,898
2,831,024
Software — 1.4%
Adobe, Inc.
(a)
...................... 596 283,321
Cadence Design Systems, Inc.
(a)
........ 1,881 257,678
HubSpot , Inc.
(a)
.................... 204 92,659
Intuit, Inc. ........................ 832 318,706
ServiceNow , Inc.
(a)
.................. 385 192,542
VMware, Inc., Class A
(a)(b)
............. 1,649 248,092
1,392,998
Specialty Retail — 1.2%
Best Buy Co., Inc. .................. 1,987 228,127
Home Depot, Inc. (The) .............. 1,927 588,217
Lithia Motors, Inc., Class A ............ 37 14,433
Lowe's Cos., Inc. ................... 264 50,208
TJX Cos., Inc. (The) ................. 3,635 240,455
1,121,440
Technology Hardware, Storage & Peripherals — 1.5%
Dell Technologies, Inc., Class C
(a)
........ 2,548 224,606
Hewlett Packard Enterprise Co. ......... 63,539 1,000,104
HP, Inc. ......................... 4,528 143,764
NCR Corp.
(a)
...................... 367 13,928
NetApp, Inc. ...................... 1,183 85,968
1,468,370
Textiles, Apparel & Luxury Goods — 0.6%
Carter's, Inc.
(a)
..................... 652 57,982
Crocs, Inc.
(a)
...................... 247 19,871
Levi Strauss & Co., Class A ............ 3,190 76,273
Ralph Lauren Corp.
(a)
................ 2,138 263,316
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Tapestry, Inc.
(a)
.................... 2,822 $ 116,295
Under Armour , Inc., Class C
(a)
.......... 978 18,054
551,791
Thrifts & Mortgage Finance — 0.5%
Essent Group Ltd. .................. 712 33,813
MGIC Investment Corp. .............. 1,682 23,296
New York Community Bancorp, Inc. ...... 30,262 381,906
439,015
Trading Companies & Distributors — 0.7%
SiteOne Landscape Supply, Inc.
(a)(b)
....... 1,813 309,552
WESCO International, Inc.
(a)
........... 335 28,988
WW Grainger, Inc. .................. 881 353,219
691,759
Wireless Telecommunication Services — 0.2%
United States Cellular Corp.
(a)
.......... 4,368 159,345
Total Common Stocks — 97.1%
(Cost: $80,720,481) .............................. 94,408,509
Total Long-Term Investments — 97.1%
(Cost: $80,720,481) .............................. 94,408,509
Short-Term Securities — 6.2%
(c)
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
*
................... 2,817,668 2,817,668
JPMorgan U.S. Treasury Plus Money Market
Fund, Agency Class, 0.01% .......... 209 209
SL Liquidity Series, LLC, Money Market Series,
0.16%
(d)*
....................... 3,185,893 3,186,849
Total Short-Term Securities — 6.2%
(Cost: $6,004,726) .............................. 6,004,726
Total Investments — 103.3%
(Cost: $86,725,207 ) .............................. 100,413,235
Liabilities in Excess of Other Assets — (3.3)% ............ (3,232,684)
Net Assets — 100.0% .............................. $ 97,180,551
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
*
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,174,299 $ 643,369 $ — $ — $ — $ 2,817,668 2,817,668 $ 158 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... 2,433,943 752,927 — (21) — 3,186,849 3,185,893 2,009
(b)
—
$ (21) $ — $ 6,004,517 $ 2,167 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

BlackRock Advantage Large Cap Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ...................................................... 15 06/18/21 $ 2,976 $ 25,871
Glossary of Terms Used in this Report
Portfolio Abbreviations
S&P Standard & Poor's
Fair Value Hierarchy as of Perio d End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ 94,408,509 $ — $ — $ 94,408,509

BlackRock Advantage Large Cap Value V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Level 1 Level 2 Level 3 Total
Short-Term Securities ....................................... $ 2,817,877 $ — $ — $ 2,817,877
Subtotal ....................................................
$ 97,226,386 $ — $ — $ 97,226,386
Investments Valued at NAV
(a)
...................................... 3,186,849
$ —
Total Investments .............................................. $ 100,413,235
$ —
Derivative Financial Instruments
(b)
Assets:
Equity contracts ........................................... $ 25,871 $ — $ — $ 25,871
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.